Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before Taxes
Average Annual Return, Percent		23.77%	8.81%	7.01%
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions
Average Annual Return, Percent		20.84%	7.04%	5.85%
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		16.61%	6.89%	5.59%
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before Taxes
Average Annual Return, Percent		26.59%	7.21%	6.19%
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions
Average Annual Return, Percent		24.75%	6.03%	5.48%
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.80%	5.74%	5.03%
TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before Taxes
Average Annual Return, Percent		21.56%	9.23%	7.78%
TWEEDY, BROWNE VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions
Average Annual Return, Percent		20.64%	7.35%	6.01%
TWEEDY, BROWNE VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.67%	7.09%	5.94%
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before Taxes
Average Annual Return, Percent		21.70%	6.47%	6.45%
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions
Average Annual Return, Percent		19.63%	4.21%	4.19%
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.65%	4.90%	4.86%
MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%	8.92%	8.18%
MSCI EAFE Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.10%	13.94%	10.72%
MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.09%	12.15%	12.17%
MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		19.03%	13.67%	12.99%
S&P 500/MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500/MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		19.03%	13.67%	12.99%
MSCI World High Dividend Yield Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World High Dividend Yield Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.64%	9.05%	8.52%